United States Securities and Exchange Commission Washington, DC 20549
 Form 13F Form 13F
Cover Page Report for the Quarter Ended: December 31, 2001
Institutional Investment Manager Filing
this Report: Elliott and Associates 230 Fountain Square Bloomington, IN
47404 File Number: 028-
04845 The institutional investment manager filing this report and the Person by whom it is signed hereby
represent that the person Signing the report is authorized to submit it, that al
l Information contained
herein is true, correct and complete, and
That it is understood that all required
items, statements,
Schedules, lists, and tables, are considered integral parts of This form. Person
Signing the Report on
Behalf of Reporting Manager: Name: Julie Higgins Title: VP Phone: 812-332-5259
Signature, Place,
and Date of Signing: Julie Higgins Bloomington, Indiana February 12, 2001
Report Type: 13F Holdings
Report February 12, 2001
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Current Current Symbol Description CUSIP Quantity Price Value AES AES Corporation 00130H105 143991 16.35 2,354,252.85 AHP
American Home Products 26609107 19396 61.36 1,190,138.56 AMAT Applied Materials, Inc. 38222105 64500 40.1 2,586,450.00 ANF
Abercrombie & Fitch Co. 2896207 23400 26.53 620,802.00 AOL AOL Time Warner, Inc. 00184A105 121888 32.1 3,912,617.75 AWE
ATT Wireless Services 1957406 77439 14.37 1,112,798.43 BK Bank of New York 64057102 51970 40.8 2,120,376.00 BMY Bristol
Myers Squibb Co 110122108 19906 51 1,015,206.00 BP BP Amoco PLD ADR 55622104 156678 46.51 7,287,071.51 C Citigroup
172967101 35690 50.48 1,801,625.89 CAG Conagra Incorporated 205887102 27000 23.77 641,790.00 CBL CBL & Associates
124830100 7500 31.5 236,250.00 CD Cendant Corporation 151313103 90454 19.61 1,773,810.67 CMCSK Comcast Corp CL A
200300-20-0 28900 36 1,040,400.00 CVX Chevrontexaco Corp 6826 89.61 611,677.86 CZN Citizens Utilities Co. 177342201 10149
10.66 108,188.34 DD duPont deNemours 263534109 5060 42.51 215,100.60 DHR Danaher Corporation 235851102 34500 60.31
2,080,695.00 DIS Walt Disney Company 254687106 14450 20.72 299,404.00 DOX Amdocs G02602103 33080 33.97 1,123,727.60
DRE Duke Realty Investments 264411505 54310 24.33 1,321,362.30 EDS Electronic Data Systems 285661104 26560 68.55 1,820,688.00
ELN Elan Corp PLC ADR 284131208 83462 45.06 3,760,797.72 ENRNQ Enron Corp 53950 0.6 32,370.00 FITB Fifth Third Bancorp
3465 61.33 212,508.45 FLEX Flextronics International Y2573F102 32790 23.99 786,632.10 FMER First Merit Corporation 337915102
25485 27.09 690,388.65 FNM Fannie Mae 313586109 59711 79.5 4,747,053.86 FRE Freddie Mac 313400301 49565 65.4
3,241,551.00 GCI Gannett Company Inc. 364730101 3700 67.23 248,751.00 GDT Guidant Corporation 401698105 25500 49.8
1,269,900.00 GE General Electric 369604103 163629 40.08 6,558,242.41 GILTF Gilat Satellite Networks M51474100 17800 5.48
97,544.00 GPS Gap Inc. 364760108 19125 13.94 266,602.50 HGT Hugoton Royalty Trust 444717102 19000 10.2 193,800.00 HMA
Health Management Assoc. 421933102 106900 18.4 1,966,960.00 IBM Intl Business Machines 459200101 39758 120.96 4,809,102.66
IMMU Immunomedics 452907108 13000 20.26 263,380.00 IPG Interpublic Group of CO 460690100 15400 29.54 454,916.00 JPM J.P.
Morgan Chase & Co. 46625H100 66383 36.35 2,413,022.05 KFT Kraft Foods Inc Class A 50075X104000 33900 34.03 1,153,617.00
LLY Eli Lilly & Co. 532457108 82822 78.54 6,504,839.49 LNC Lincoln National Corp 534187109 4600 48.57 223,422.00 LOW Lowe's
Companies Inc. 548661107 77127 46.41 3,579,464.07 MDT Medtronic Inc 585055106 58587 51.21 3,000,240.27 MER Merrill Lynch
590188108 44967 52.12 2,343,680.04 MRK Merck and Company Inc. 589331107 52500 58.8 3,087,000.00 MSFT Microsoft
Corporation 594918104 9874 66.25 654,152.50 MTG MGIC Invt Corp Wis 552848103 11801 61.72 728,347.68 NOK Nokia
Corporation 654902204 89048 24.53 2,184,343.90 NT Nortel Networks Corp 656568102 73350 7.46 547,191.58 NXTL Nextel
Communication 65332V103 28200 10.96 309,072.00 ONE Banc One Corp Ohio 06423A103 26177 39.05 1,022,211.85 ORCL Oracle
Corp 68389X105 192318 13.81 2,655,911.58 PFE Pfizer Inc. 717081103 157584 39.85 6,279,722.40 PHA Pharmacia Corp. 71713U102
15471 42.65 659,838.15 Q Qwest Comm. Intl. Inc. 749121109 24363 14.13 344,249.19 RD Royal Dutch Petroleum 780257804 10011
49.02 490,751.33 REP Repsol S A ADR 76026T205 10000 14.53 145,300.00 SBC SBC Communications 78387G103 9592 39.17
375,728.73 SLB Schlumberger Ltd. 806857108 4200 54.95 230,790.00 SPG Simon Property Group, Inc 828806109 21000 29.33
615,930.00 SPLS Staples 855030102 96050 18.7 1,796,135.00 SUNW Sun Microsystems Inc 866810104 176556 12.3 2,171,638.80
TLAB Tellabs, Inc. 879664100 33900 14.96 507,144.00 TMPW TMP Worldwide, Inc. 872941109 22300 42.9 956,670.00 TXN Texas
Instruments 882508104 119180 28 3,337,044.90 TYC Tyco Internat'l LTD New 902124106 90991 58.9 5,359,369.90 UCL Unocal Corp.
915289102 28000 36.07 1,009,960.00 URI United Rentals Inc. 911363109 38900 22.7 883,030.00 UTX United Technologies Corp.
913017109 37148 64.63 2,400,875.24 VIAB Viacom Inc. Cl B 925524308 73750 44.15 3,256,053.67 VZ Verizon Communications
92343V104 4289 47.46 203,546.78 WCOM WorldCom Inc. 98155K102 42750 14.08 601,920.00 WFT Weatherford International
947074100 14000 37.26 521,640.00 WMB Williams Companies, Inc. 969457100 47608 25.52 1,214,957.62 WMT Wal Mart Stores
931142103 81166 57.55 4,671,103.30 XOM Exxon Mobile Corp. 30231G102 48163 39.3 1,892,791.75 ZIXI Zixit Corporation
98974P100 56000 5.06 283,360.00 135,491,000.48
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